Borrowings - Borrowings by contractual maturities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure
2021	$ 171,343
2022	104,156
2023	339,835
2024	91,944
2025	139,920
Later years	499,086
Total borrowings	1,346,284
Assets Sold Under Agreements To Repurchase
Debt Disclosure
2021	121,303
2022	0
2023	0
2024	0
2025	0
Later years	0
Total borrowings	121,303
Notes Payable
Debt Disclosure
2021	50,040
2022	104,156
2023	339,835
2024	91,944
2025	139,920
Later years	499,086
Total borrowings	$ 1,224,981